Net Income/(Loss) Per Share (Tables)	12 Months Ended
Jun. 30, 2015
NET INCOME/(LOSS) PER SHARE [Abstract]
Schedule of basic and diluted net income/ (loss) per share
	For the Year Ended June 30,
	2013	2014	2015
	RMB	RMB	RMB
Numerator:
Net income	155,801	186,653	252,622
Net loss/(income) attributable to the non-controlling interest	32	(763)	(1,404)
Deemed dividend to Series E preferred shareholders	(265,032)	-	-
Income allocated to participating preferred shareholders	-	(708)	-
Numerator for basic net income/(loss) per share	(109,199)	185,182	251,218
Dilutive effect of Preferred Shares	-	708	-
Numerator for diluted net income/(loss) per share	(109,199)	185,890	251,218
Denominator:
Denominator for basic net income/(loss) per share-weighted average ordinary shares outstanding	5,319,527	83,891,097	103,940,977
Dilutive effect of share options	-	10,214,095	8,545,455
Dilutive effect of Preferred Shares	-	320,631	-
Denominator for diluted net income/(loss) per share-weighted average ordinary shares outstanding	5,319,527	94,425,823	112,486,432
Basic net income/(loss) per share	(20.53)	2.21	2.42
Diluted income/(loss) per share	(20.53)	1.97	2.23